UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

August 31, 2011

1.805749.107

ISIG-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 82.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.3%
Fannie Mae:
0.375% 12/28/12	$ 4,090,000	$ 4,096,777
0.5% 8/9/13	7,845,000	7,864,597
1.125% 6/27/14	1,538,000	1,565,982
Federal Home Loan Bank:
0.5% 8/28/13	4,775,000	4,787,396
0.875% 8/22/12	2,390,000	2,404,132
0.875% 12/27/13	350,000	353,689
Freddie Mac:
0.375% 11/30/12	3,252,000	3,255,636
1% 7/30/14	3,787,000	3,839,723
1% 8/27/14	1,889,000	1,914,809
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	294,229	313,939
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		30,396,680
U.S. Treasury Obligations - 63.6%
U.S. Treasury Notes:
0.375% 6/30/13	71,856,000	72,091,680
0.5% 5/31/13	15,669,000	15,752,234
0.5% 8/15/14	8,193,000	8,235,276
0.625% 7/15/14	49,500,000	49,941,045
0.75% 6/15/14	8,472,000	8,578,561
1% 8/31/16	21,435,000	21,470,153
1.25% 8/31/15	12,000,000	12,300,000
1.25% 10/31/15	5,500,000	5,625,901
1.375% 2/15/13	4,339,000	4,413,917
1.5% 7/31/16 (e)	28,112,000	28,874,116
1.875% 6/30/15	8,900,000	9,336,652
2.125% 11/30/14	5,648,000	5,959,962
2.125% 5/31/15	16,188,000	17,134,027
2.375% 8/31/14	11,687,000	12,393,701
2.375% 9/30/14	11,425,000	12,126,564
2.375% 10/31/14	7,948,000	8,444,130
2.625% 7/31/14	1,487,000	1,585,978
3.375% 6/30/13	10,561,000	11,172,799
TOTAL U.S. TREASURY OBLIGATIONS		305,436,696
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 12.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	$ 577,000	$ 583,929
3.125% 6/15/12 (FDIC Guaranteed) (a)	161,000	164,543
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (a)	2,000,000	2,037,306
1.875% 5/7/12 (FDIC Guaranteed) (a)	12,500,000	12,632,225
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (a)	1,600,000	1,629,893
2% 3/30/12 (FDIC Guaranteed) (a)	5,000,000	5,046,770
2.125% 7/12/12 (FDIC Guaranteed) (a)	934,000	948,070
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	4,000,000	4,075,356
2.625% 12/28/12 (FDIC Guaranteed) (a)	1,702,000	1,754,037
3% 12/9/11 (FDIC Guaranteed) (a)	420,000	423,036
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	6,000,000	6,100,674
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	162,000	165,725
JPMorgan Chase & Co.:
2.125% 12/26/12 (FDIC Guaranteed) (a)	7,000,000	7,164,192
2.2% 6/15/12 (FDIC Guaranteed) (a)	2,570,000	2,608,100
3.125% 12/1/11 (FDIC Guaranteed) (a)	70,000	70,493
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5556% 12/7/20 (NCUA Guaranteed) (b)	1,025,318	1,026,169
Series 2010-R2 Class 1A, 0.5708% 11/6/17 (NCUA Guaranteed) (b)	1,704,703	1,705,235
Series 2011-C1 Class 1A, 0.5173% 2/28/20 (NCUA Guaranteed) (b)	1,545,053	1,545,053
Series 2011-R1 Class 1A, 0.6508% 1/8/20 (NCUA Guaranteed) (b)	1,580,137	1,579,272
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (b)	1,013,052	1,012,181
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	$ 640,000	$ 650,534
2.35% 6/12/17 (NCUA Guaranteed)	5,640,000	5,820,480
TOTAL OTHER GOVERNMENT RELATED		58,743,273
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $387,999,677)		394,576,649
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 1.2%
1.918% 2/1/33 (b)	18,028	18,585
1.946% 7/1/35 (b)	8,571	8,899
1.987% 3/1/35 (b)	16,581	17,148
2.032% 12/1/34 (b)	19,586	20,199
2.045% 4/1/33 (b)	198,557	205,744
2.051% 10/1/33 (b)	18,705	19,434
2.175% 3/1/35 (b)	3,459	3,611
2.297% 11/1/33 (b)	41,002	42,356
2.301% 7/1/34 (b)	10,482	10,938
2.303% 6/1/36 (b)	10,779	11,197
2.412% 10/1/35 (b)	20,680	21,359
2.412% 7/1/36 (b)	70,481	73,675
2.457% 3/1/35 (b)	10,735	11,319
2.504% 11/1/36 (b)	99,294	104,327
2.509% 2/1/36 (b)	32,112	33,805
2.518% 1/1/35 (b)	79,086	81,904
2.527% 6/1/47 (b)	44,639	46,820
2.528% 7/1/35 (b)	21,889	22,945
2.536% 3/1/33 (b)	43,200	45,094
2.55% 10/1/33 (b)	17,914	18,864
2.569% 2/1/37 (b)	178,684	187,416
2.603% 5/1/36 (b)	21,909	22,886
2.635% 4/1/36 (b)	144,265	151,854
2.677% 12/1/32 (b)	66,510	70,008
2.841% 9/1/36 (b)	36,306	37,845
3.045% 8/1/35 (b)	221,339	235,318
3.5% 12/1/25	227,924	238,084
3.692% 5/1/40 (b)	535,836	563,852
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.788% 6/1/40 (b)	$ 547,660	$ 575,825
4% 9/1/13	43,895	46,354
5% 2/1/16	11,292	11,872
5.106% 12/1/32 (b)	756,695	806,228
5.5% 10/1/20 to 4/1/21	1,647,999	1,793,228
5.963% 3/1/37 (b)	22,281	24,148
6% 6/1/16 to 10/1/16	29,034	31,254
6.5% 6/1/15 to 5/1/27	172,331	190,012
7% 6/1/12 to 11/1/14	39,533	41,434
9% 5/1/15 to 2/1/20	57,117	64,018
9.5% 11/1/21	256	288
10.5% 8/1/20	10,962	13,093
11.5% 7/15/19	25,861	29,540
12% 4/1/15	7,377	8,343
12.5% 3/1/16	601	675
		5,961,798
Freddie Mac - 1.7%
1.91% 3/1/35 (b)	49,825	51,175
2.046% 5/1/37 (b)	30,082	31,354
2.075% 3/1/37 (b)	10,855	11,192
2.153% 7/1/35 (b)	413,036	427,973
2.285% 6/1/33 (b)	97,328	102,081
2.435% 6/1/37 (b)	84,947	89,045
2.454% 7/1/35 (b)	102,248	107,224
2.468% 10/1/35 (b)	99,759	103,794
2.474% 12/1/33 (b)	201,471	211,460
2.479% 11/1/35 (b)	82,283	85,287
2.48% 4/1/34 (b)	372,389	392,628
2.5% 5/1/37 (b)	23,864	24,953
2.508% 12/1/36 (b)	330,342	345,427
2.51% 5/1/37 (b)	308,199	326,096
2.51% 5/1/37 (b)	173,542	182,205
2.557% 4/1/37 (b)	34,883	36,554
2.654% 2/1/36 (b)	7,634	8,018
2.709% 10/1/36 (b)	121,515	127,157
2.77% 1/1/35 (b)	262,771	275,413
2.795% 7/1/36 (b)	39,591	41,612
2.798% 7/1/35 (b)	88,330	93,774
2.942% 3/1/33 (b)	3,141	3,318
3.261% 10/1/35 (b)	15,846	16,916
4.822% 2/1/37 (b)	20,935	21,639
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 9/1/35	$ 7,808	$ 8,418
5.5% 11/1/18 to 11/1/21	4,298,894	4,671,372
5.847% 6/1/37 (b)	11,658	12,208
6.4% 8/1/37 (b)	50,058	52,972
6.5% 12/1/21	163,531	180,955
7.22% 4/1/37 (b)	1,669	1,764
7.5% 11/1/12	16,858	17,402
9% 10/1/16 to 12/1/18	15,210	16,915
9.5% 2/1/17 to 12/1/22	30,608	34,955
10% 6/1/18 to 6/1/20	4,983	5,952
10.5% 9/1/20	108	130
11.5% 10/1/15	2,066	2,260
12% 10/1/13 to 11/1/19	5,478	5,990
12.25% 11/1/14	3,824	4,123
12.5% 1/1/13 to 6/1/19	19,435	21,692
		8,153,403
Ginnie Mae - 0.1%
4% 9/15/25	205,392	220,012
8% 12/15/23	104,625	120,169
8.5% 1/15/17 to 3/15/17	21,680	24,089
10.5% 1/15/16 to 1/15/18	19,131	22,056
11% 10/20/13	622	664
		386,990
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,115,972)		14,502,191
Collateralized Mortgage Obligations - 9.6%

U.S. Government Agency - 9.6%
Fannie Mae:
floater Series 1994-42 Class FK, 2.47% 4/25/24 (b)	711,648	735,001
sequential payer Series 2009-14 Class EB, 4.5% 3/25/24	690,000	761,716
Series 2010-109 Class IM, 5.5% 9/25/40 (c)	1,924,256	367,803
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1984% 8/25/31 (b)	168,219	170,671
Series 2002-49 Class FB, 0.8102% 11/18/31 (b)	223,727	224,126
Series 2002-60 Class FV, 1.2184% 4/25/32 (b)	49,099	49,929
Series 2002-74 Class FV, 0.6684% 11/25/32 (b)	1,057,262	1,060,917
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-75 Class FA, 1.2184% 11/25/32 (b)	$ 100,580	$ 102,279
Series 2008-76 Class EF, 0.7184% 9/25/23 (b)	465,067	465,701
Series 2010-86 Class FE, 0.6684% 8/25/25 (b)	681,404	683,386
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	245,767	265,630
Series 2002-9 Class PC, 6% 3/25/17	365,348	395,202
Series 2005-52 Class PB, 6.5% 12/25/34	185,729	199,430
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	56,849	61,345
Series 2002-57 Class BD, 5.5% 9/25/17	58,802	64,072
Series 2004-95 Class AN, 5.5% 1/25/25	210,003	224,882
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	749,562
Series 2008-27 Class KB, 4.5% 4/25/23	390,000	435,573
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	1,087,536	192,801
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.5572% 5/15/38 (b)	2,738,306	2,734,566
Federal National Mtg Association Gtd PT:
floater Series 2011-63 Class FL, 0.6184% 7/25/41 (b)	3,190,894	3,191,598
Series 2011-67 Class AI, 4% 7/25/26 (c)	459,251	43,561
FHLMC Multifamily Structured pass-thru Certificates planned amortization class:
Series 3867, 0.5572% 4/15/40 (b)	3,340,261	3,346,252
0.6572% 5/15/41 (b)	1,970,568	1,966,550
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.2072% 3/15/32 (b)	229,357	233,103
Series 2526 Class FC, 0.6072% 11/15/32 (b)	156,278	156,406
Series 2530 Class FE, 0.8072% 2/15/32 (b)	124,402	125,235
Series 2630 Class FL, 0.7072% 6/15/18 (b)	19,423	19,587
Series 3346 Class FA, 0.4372% 2/15/19 (b)	2,182,742	2,186,012
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	59,010	63,634
Series 2363 Class PF, 6% 9/15/16	75,187	81,053
Series 2376 Class JE, 5.5% 11/15/16	63,698	68,430
Series 2381 Class OG, 5.5% 11/15/16	41,901	44,887
Series 2425 Class JH, 6% 3/15/17	79,505	86,417
Series 2628 Class OE, 4.5% 6/15/18	335,000	361,581
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2684 Class FP, 0.7072% 1/15/33 (b)	$ 1,710,000	$ 1,718,781
Series 2695 Class DG, 4% 10/15/18	805,000	867,376
Series 3147 Class PF, 0.5072% 4/15/36 (b)	1,019,159	1,014,182
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	605,965	678,935
Series 2570 Class CU, 4.5% 7/15/17	14,262	14,550
Series 2572 Class HK, 4% 2/15/17	4,563	4,555
Series 2645, Class BY, 4.5% 7/15/18	420,000	469,309
Series 2668 Class AZ, 4% 9/15/18	1,893,115	2,008,075
Series 2672 Class HA, 4% 9/15/16	106,378	107,480
Series 2729 Class GB, 5% 1/15/19	354,976	381,764
Series 2930 Class KT, 4.5% 2/15/20	590,000	654,769
Series 3013 Class VJ, 5% 1/15/14	433,492	453,019
Series 3578, Class B, 4.5% 9/15/24	700,000	774,552
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5173% 7/20/60 (b)(d)	1,452,612	1,430,823
Series 2010-H18 Class AF, 0.4904% 9/20/60 (b)(d)	1,505,467	1,481,199
Series 2010-H19 Class FG, 0.4851% 8/20/60 (b)(d)	1,903,781	1,869,132
Series 2010-H27 Series FA, 0.5651% 12/20/60 (b)(d)	418,117	411,887
Series 2011-H03 Class FA, 0.6851% 1/20/61 (b)(d)	1,463,853	1,453,313
Series 2011-H05 Class FA, 0.6851% 12/20/60 (b)(d)	982,546	975,570
Series 2011-H07 Class FA, 0.713% 2/20/61 (b)(d)	1,498,639	1,491,146
Series 2011-H12 Class FA, 0.703% 2/20/61 (b)(d)	1,961,907	1,952,098
Series 2011-H13 Class FA, 0.6851% 4/20/61 (b)(d)	852,699	846,816
Series 2011-H14:
Class FB, 0.6851% 5/20/61 (b)(d)	907,322	901,370
Class FC, 0.6851% 5/20/61 (b)(d)	944,631	938,878
Series 2011-H17 Class FA, 0.743% 6/20/61 (b)(d)	1,177,660	1,171,654
Series 2004-79 Class FA, 0.513% 1/20/31 (b)	163,195	163,232
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,864,954)		46,153,363
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12 (Cost $353,979)	$ 350,266	$ 355,920
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $25,881,000)	$ 25,881,049	25,881,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $474,215,582)		481,469,123
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,255,183)
NET ASSETS - 100%		$ 480,213,940
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
182 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 40,131,000	$ 3,056

The face value of futures purchased as a percentage of net assets is 8.4%
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $45,404,349 or 9.5% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $133,524.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,881,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 6,163,472
HSBC Securities (USA), Inc.	9,228,914
ING Financial Markets LLC	106,086
Mizuho Securities USA, Inc.	10,382,528
$ 25,881,000
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 394,576,649	$ -	$ 394,576,649	$ -
U.S. Government Agency - Mortgage Securities	14,502,191	-	14,502,191	-
Collateralized Mortgage Obligations	46,153,363	-	46,153,363	-
Foreign Government and Government Agency Obligations	355,920	-	355,920	-
Cash Equivalents	25,881,000	-	25,881,000	-
Total Investments in Securities:	$ 481,469,123	$ -	$ 481,469,123	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,056	$ 3,056	$ -	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $474,178,443. Net unrealized appreciation aggregated $7,290,680, of which $7,455,007 related to appreciated investment securities and $164,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011